Interests in associates and joint ventures - Interest in associates (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 05, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Orange Tunisie [member]
Interests in associates and joint ventures
Main co-shareholders ownership interest in associate		51.00%
Ownership interest (as a percent)		49.00%
Investments in associates accounted for using equity method		€ 20	€ 17	€ 2
Savoie connecte
Interests in associates and joint ventures
Main co-shareholders ownership interest in associate		70.00%
Ownership interest (as a percent)		30.00%
Investments in associates accounted for using equity method		€ 17	7	7
IRISnet
Interests in associates and joint ventures
Main co-shareholders ownership interest in associate		53.00%
Ownership interest (as a percent)		22.00%
Investments in associates accounted for using equity method		€ 7	6	6
Odyssey Music Group
Interests in associates and joint ventures
Ownership interest (as a percent)	10.42%
Other associates
Interests in associates and joint ventures
Investments in associates accounted for using equity method		€ 4	€ 3	€ 3